Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Cash paid for amounts included in the measurement of operating leases	$ 365	$ 557	$ 609	$ 845	$ 967	$ 1,685